S-K 1602, SPAC Registered Offerings	Sep. 29, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	If we are unable to complete our initial business combination within 12 months from the closing of this offering (or 15 months from the closing of this offering if a definitive business combination agreement has been publicly announced) or until such earlier liquidation date as our board of directors may approve, we will redeem 100% of the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor	5,750,000 Class B ordinary shares(1)	$25,000

	254,090 private placement units (or 270,965 private placement units if the underwriters’ over-allotment option is exercised in full)	$2,540,900 (or $2,709,650 if the underwriters’ over-allotment option is exercised)

	Up to $375,000	Repayment of loans and advances made to us to cover offer related and organizational expenses

	$10,000 per month	Office space and administrative services

	Private placement units convertible into up to $1,000,000 in working capital loans, at a price of $10.00 per unit, at the option of the lender	Working capital loans to finance transaction costs in connection with our initial business combination

Additional Class A ordinary shares upon conversion of the Class B ordinary shares pursuant to the anti-dilution rights of the Class B ordinary shares

In the case that additional Class A ordinary shares, or any equity-linked securities, are issued or deemed issued in excess of the amounts issued in this offering (including pursuant to the over-allotment option) and related to or in connection with the closing of our initial business combination, the ratio at which the Class B ordinary shares will convert into Class A ordinary shares will be adjusted (unless the holders of a majority of the issued and outstanding Class B ordinary shares agree to waive such anti-dilution adjustment with respect to any such issuance or deemed issuance) so that the number of Class A ordinary shares issuable upon conversion of all Class B ordinary shares will equal, in the aggregate, 25% of the sum of all ordinary shares issued upon completion of this offering (irrespective of whether or not such Class A ordinary shares are redeemed in connection with our initial business combination) (including any Class A ordinary shares issued pursuant to the over-allotment option and excluding any Class A ordinary shares underlying any units our initial shareholders may purchase in this offering and the Class A ordinary shares underlying the private placement units issued to our sponsor) plus all Class A ordinary shares and equity-linked securities issued or deemed issued in connection with our initial business combination (including any Class A ordinary shares issued pursuant to a forward purchase agreement), excluding any shares or equity-linked securities issued, or to be issued, to any seller in our initial business combination, any private placement-equivalent shares issued to our sponsor or an affiliate of our sponsor, members of the Company’s management team or any of their affiliates upon conversion of working capital loans made to us, and any Class A ordinary shares issued pursuant to a forward purchase agreement. Any conversion of the Class B ordinary shares described herein will take effect as a compulsory redemption of Class B ordinary shares and an issuance of Class A ordinary shares as a matter of Cayman Islands law. In no event will the Class B ordinary shares convert into Class A ordinary shares at a rate of less than one-to-one.

	Finder’s fees, advisory fees, consulting fees, success fees or salaries(2)	Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account. We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions.
(1)	Up to750,000 of the founder shares will be surrendered for no consideration depending on the extent to which the underwriters’ over-allotment option is not exercised.
(2)	Although no terms for any such arrangements have been determined and no written agreements exist with respect to such arrangements, if such compensation is substantial it could result in material dilution to the equity interests of the public Class A ordinary shareholders.

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financings

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness could have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations. See “Proposed Business — Potential Additional Financing.”

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) by means of a tender offer
SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds of this offering and the sale of the private placement units, $150,000,000 (or $172,500,000 if the underwriters’ over-allotment option is exercised in full), and up to $6,000,000 in the aggregate (or up to $6,900,000 in the aggregate if the underwriters’ over-allotment option is exercised in full) of deferred underwriting commissions, will, upon the consummation of this offering, be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act, which invest only in direct U.S. government treasury obligations. We will not be permitted to withdraw any of the principal or interest held in the trust account except for Permitted Withdrawals and up to $100,000 to pay dissolution expenses, the proceeds from this offering and the sale of the private placement units will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of any public shares properly tendered in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 12 months from the closing of this offering  (or 15 months from the closing of this offering a definitive business combination agreement has been publicly announced) or by such earlier liquidation date as our board of directors may approve or (B) with respect to any other provision relating to shareholders’ rights or pre-business combination activity and (iii) the redemption of all of our public shares if we are unable to complete our initial business combination within 12 months from the closing of this offering  (or 15 months from the closing of this offering as described in this prospectus) or by such earlier liquidation date as our board of directors may approve, subject to applicable law.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 150,000,000
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per Class A ordinary share, assuming no value is attributed to the warrants and Share Rights included in the units we are offering pursuant to this prospectus or the private placement units, and the pro forma net tangible book value per ordinary share after this offering constitutes the dilution to investors in this offering. Such calculation does not reflect any dilution associated with the sale and exercise of warrants and Share Rights, including the private placement units, which would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares which may be redeemed for cash), by the number of issued and outstanding Class A ordinary shares.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of June 30, 2026
Offering Price of $10.00 per Class A ordinary share	25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.15	$6.59	$3.41	$5.71	$4.29	$4.08	$5.92	$0.13	$9.87

Assuming No Exercise of Over-Allotment Option
$7.14	$6.58	$3.42	$5.69	$4.31	$4.07	$5.93	$0.12	$9.88

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Redemption Rights for Public Shareholders Upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their ordinary shares upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of the initial business combination, including interest not previously released to the Company (which interest shall be net of Permitted Withdrawals), divided by the number of then issued and outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be approximately $10.00 per public share. The per-share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay the underwriters. The redemption rights will include the requirement that a beneficial holder must identify itself in order to validly redeem its shares. Our sponsor, our directors, and our officers have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares held by them, and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination.

Manner of Conducting Redemptions

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of our initial business combination either (i) in connection with a general meeting called to approve the business combination or (ii) by means of a tender offer. The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under the law or stock exchange listing requirement. Under Nasdaq rules, asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our Company where we do not survive and any transactions where we issue more than 20% of our issued and outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. If we structure a business combination transaction with a target company in a manner that requires shareholder approval, we will not have discretion as to whether to seek a shareholder vote to approve the proposed business combination. We currently intend to conduct redemptions in connection with a shareholder vote unless shareholder approval is not required by applicable law or stock exchange listing requirement and we choose to conduct redemptions pursuant to the tender offer rules of the SEC for business or other legal reasons. So long as we obtain and maintain a listing for our securities on the Nasdaq, we will be required to comply with Nasdaq rules.

If shareholder approval of the transaction is required by law or stock exchange listing requirement, or we decide to obtain shareholder approval for business or other legal reasons, we will, pursuant to our amended and restated memorandum and articles of association:

●	conduct the redemptions in conjunction with a proxy solicitation pursuant to Regulation 14A of the Exchange Act, which regulates the solicitation of proxies, and not pursuant to the tender offer rules; and
●	file proxy materials with the SEC.

We expect that a final proxy statement would be mailed to public shareholders at least 20 days prior to the shareholder vote. However, we expect that a draft proxy statement would be made available to such shareholders well in advance of such time, providing additional notice of redemption if we conduct redemptions in conjunction with a proxy solicitation. Although we are not required to do so, we currently intend to comply with the substantive and procedural requirements of Regulation 14A in connection with any shareholder vote even if we are not able to maintain our Nasdaq listing or Exchange Act registration.

In the event that we seek shareholder approval of our initial business combination, we will distribute proxy materials and, in connection therewith, provide our public shareholders with the redemption rights described above upon completion of the initial business combination.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment	Without Over- allotment	With Over- allotment
Public offering price	$10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00
Net tangible book deficit before this offering	$(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
Increase/(Decrease) attributable to public shareholders	$7.17	7.18	6.61	6.62	5.72	5.74	4.10	4.11	0.15	0.16
Pro forma net tangible book value/(deficit) after this offering and the sale of the private placement units	$7.14	7.15	6.58	6.59	5.69	5.71	4.07	4.08	0.12	0.13
Dilution to public shareholders	$2.86	2.85	3.42	3.41	4.31	4.29	5.93	5.92	9.88	9.87
Percentage of dilution to public shareholders	28.60%	28.50%	34.20%	34.10%	43.10%	42.90%	59.30%	59.20%	98.80%	98.70%

Numerator:
Net tangible book value deficit before this offering(5)	$(175,984)	(175,984)	(175,984)	(175,984)	(175,984)	(175,984)	(175,984)	(175,984)	(175,984)	(175,984)
Net proceeds from this offering and the sale of private placement units(1)	150,790,000	173,290,000	150,790,000	173,290,000	150,790,000	173,290,000	150,790,000	173,290,000	150,790,000	173,290,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	150,024	150,024	150,024	150,024	150,024	150,024	150,024	150,024	150,024	150,024
Less: Deferred underwriting commissions(2)	(6,000,000)	(6,900,000)	(4,500,000)	(5,175,000)	(3,000,000)	(3,450,000)	(1,500,000)	(1,725,000)	-	-
Less: Over-allotment liability(3)	(134,600)	-	(134,600)	-	(134,600)	-	(134,600)	-	(134,600)	-
Less: Amounts paid for redemptions	-	-	(37,500,000)	(43,125,000)	(75,000,000)	(86,250,000)	(112,500,000)	(129,375,000)	(150,000,000)	(172,500,000)
Total	$144,629,440	166,364,040	108,629,440	124,964,040	72,629,440	83,564,040	36,629,440	42,164,040	629,440	764,040

Denominator:
Class B Ordinary shares outstanding prior to this offering	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000	5,750,000
Class B Ordinary shares forfeited if over-allotment is not exercised	(750,000)	-	(750,000)	-	(750,000)	-	(750,000)	-	(750,000)	-
Class A Ordinary shares offered	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000	15,000,000	17,250,000
Private Placement Shares	254,090	270,965	254,090	270,965	254,090	270,965	254,090	270,965	254,090	270,965
Less: Ordinary shares redeemed	-	-	(3,750,000)	(4,312,500)	(7,500,000)	(8,625,000)	(11,250,000)	(12,937,500)	(15,000,000	(17,250,000)
Total	20,254,090	23,270,965	16,504,090	18,958,465	12,754,090	14,645,965	9,004,090	10,333,465	5,254,090	6,020,965